Earnings Per Equity Share - Reconciliation of Basic and Diluted Shares Used in Computing Earnings Per Equity Share (Tables)	12 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Computation of Basic Earnings Per Equity Share

The following is the computation of basic earnings per equity share

	Year ended March 31,
	2026	2025	2024
Profit attributable to equity holders of the Company (Dollars in millions)	3,313	3,158	3,167
Weighted average number of equity shares outstanding used in computing basic earnings per equity share (1)	4,112,814,745	4,141,611,738	4,138,568,090
Basic earnings per equity share ($)	0.81	0.76	0.77

Table of Equity Shares Used in Computation of Basic and Diluted Earnings Per Equity Share

The following is a reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share:

	Year ended March 31,
	2026	2025	2024
Profit attributable to equity holders of the Company (Dollars in millions)	3,313	3,158	3,167
Weighted average number of equity shares outstanding used in computing basic earnings per equity share (1)	4,112,814,745	4,141,611,738	4,138,568,090
Effect of dilutive common equivalent shares - share options outstanding	7,293,423	10,439,446	6,112,335
Weighted average number of equity shares and common equivalent shares outstanding used in computing diluted earnings per equity share -	4,120,108,168	4,152,051,184	4,144,680,425
Diluted earnings per equity share ($)	0.80	0.76	0.76

(1)
excludes treasury shares